Share Capital (Details Textual)		1 Months Ended	12 Months Ended
	May 10, 2018 shares	May 31, 2021 USD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Sale of stock, maximum aggregate gross proceeds		$ 100,000,000
Increase in number of shares outstanding at-the-market distributions (in shares) | shares			4,225,000	4,225,000	5,654,338	5,654,338
Shares issued, price per share (in dollars per share) | $ / shares				$ 16.24		$ 12.31
Gross proceeds from issuing shares				$ 68,600,000		$ 69,600,000
Proceeds from issuing shares from ATM program, net				$ 66,674,000		67,896,000
Percent of shares reserved for issuance under share based compensation plan			8.00%	8.00%
Maximum term of options granted for share-based payment arrangement (Year)			10 years	10 years
Fair value share options granted				$ 9,900,000		12,100,000
Weighted average fair value at measurement date, share options granted				7.04		4.63
Expense from share-based payment transactions with employees				$ 12,290,000		8,255,000
Weighted average share price, share options exercised			$ 13.29		$ 15.61
Share repurchase program, authorized shares, percentage of shares issued and outstanding			5.00%	5.00%
Decrease through shares repurchased and cancelled				$ 42,000		1,694,000
Vesting on first anniversary [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			25.00%	25.00%
Vesting on each six months thereafter [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			25.00%	25.00%
Stock options [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				$ 8,800,000		7,000,000
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				1,900,000		800,000
Performance share units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				$ 1,200,000		500,000
Performance share units [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			0.00%	0.00%
Performance share units [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			200.00%	200.00%
Deferred share units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				$ 400,000
Primero Mining Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares cancelled | shares	6,913
Issued capital [Member]
Disclosure of classes of share capital [line items]
Decrease in number of shares outstanding, shares repurchased and cancelled (in shares) | shares			6,913	6,913	275,000	275,000
Decrease through shares repurchased and cancelled				$ 42,000		$ 1,260,000